Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Activity in Share Options

The activity in share options is set out below:

	Number of	Weighted Average Exercise	Weighted Average Grant-date
	Options	Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2022	8,909,319	17.61	31.02
Granted	—	—	—
Exercised	—	—	—
Forfeited	(646,300)	14.72	67.37
Outstanding as of December 31, 2023	8,263,019	17.83	28.39
Granted	—	—	—
Exercised	—	—	—
Forfeited	(54,800)	24.11	44.75
Outstanding as of December 31, 2024	8,208,219	17.73	28.28

Schedule of Share Options Outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2024:

	Options Outstanding		Options Exercisable
	Number	Weighted Average Remaining Contractual	Number	Weighted Average Remaining Contractual
Exercise Price	Outstanding	Life	Outstanding	Life
RMB
0.00	33,000	0.50	33,000	0.50
0.06	442,521	1.36	442,521	1.36
6.74	500,000	2.22	250,000	2.22
7.78	466,000	0.50	466,000	0.50
14.32	178,900	0.50	178,900	0.50
14.72	2,433,000	0.50	2,433,000	0.50
24.06	603,900	0.50	603,900	0.50
24.11	3,550,898	1.13	3,499,448	1.13
	8,208,219	0.92	7,906,769	0.88

Schedule of Share Based Compensation Recognized Related to Share Options Granted

A summary of share-based compensation recognized related to share options granted and ordinary shares issued is as follows:

	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
	RMB	RMB	RMB
General and administrative expenses	5,459	(72,133)	(959)